EXPLANATORY NOTE
     Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in a supplement to the Class A, Class B and Class C Prospectus and to the Class I and Class R Prospectus, each dated March 1, 2011, for Calamos Value Fund, Calamos Blue Chip Fund, Calamos Discovery Growth Fund, Calamos International Growth Fund, Calamos Global Equity Fund and Calamos Total Return Bond Fund, each a series of Calamos Investment Trust, filed with the Securities and Exchange Commission on July 1, 2011 (Accession No. 0000950123-11-063687).